Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Federal
Current			$ 16,225	$ 38,451
Deferred			(12,389)	(154,424)
State
Current
Deferred
Change in valuation allowance			12,389	154,424
Income tax provision		$ 57,823	$ 16,225	$ 38,451